SCHEDULE OF RESTATEMENT ON CONSOLIDATED BALANCE SHEETS (Details) ¥ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Ordinary shares | $
Total Youlife International Holdings Inc. shareholders’ deficit | $	(33,112.81)
Youlife International Holdings Inc [Member]
Mezzanine equity				¥ 1,006,048	¥ 1,006,048
Ordinary shares	21,000	¥ 149	$ 21,000	149	149
Additional paid-in capital	24,197,000	175,847	25,007,000	177,547	226,278
Accumulated losses	(78,035,000)	(567,096)	(77,439,000)	(549,812)	(647,669)
Total Youlife International Holdings Inc. shareholders’ deficit	(52,715,000)	(383,094)	(51,117,000)	(362,930)	(413,020)
Total shareholders’ deficit	$ (49,965,000)	¥ (363,112)	$ (47,364,000)	(336,281)	(384,429)
Previously Reported [Member] | Youlife International Holdings Inc [Member]
Mezzanine equity
Ordinary shares				230	230
Additional paid-in capital				1,431,232	1,479,963
Accumulated losses				(797,530)	(895,387)
Total Youlife International Holdings Inc. shareholders’ deficit				643,118	593,028
Total shareholders’ deficit				669,767	621,619
Revision of Prior Period, Reclassification, Adjustment [Member] | Youlife International Holdings Inc [Member]
Mezzanine equity				1,006,048	1,006,048
Ordinary shares				(81)	(81)
Additional paid-in capital				(1,253,685)	(1,253,685)
Accumulated losses				247,718	247,718
Total Youlife International Holdings Inc. shareholders’ deficit				(1,006,048)	(1,006,048)
Total shareholders’ deficit				¥ (1,006,048)	¥ (1,006,048)